Fair Value Hierarchy	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Hierarchy
11. Fair Value Hierarchy
Recurring fair value measurements
As of September 30, 2023, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$94,768	$94,768
The fair value of the warrant liability as of October 9, 2022 and at the dates of issuance and as of September 30, 2023 were determined via the fair value assessment method and included multiplying the related fixed percent of total equity value by the estimated number of shares upon immediate close of the transaction and multiplied the quoted market price of ADEX. The observable input of quoted prices for ADEX on the issuance dates and September 30, 2023 were as follows:

Date	ADEX Share Price
October 9, 2022	$9.91
December 31, 2022	$10.11
March 31, 2023	$10.34
June 30, 2023	$10.56
September 30, 2023	$10.67
The unobservable inputs on the issuance dates and September 30, 2023 were as follows:

October 9 – September 30, 2023
Management estimate of number of shares outstanding at closing	67,867,422
Management estimate of probability of Merger Agreement not being consummated	de minimis
Percentage of common shares at closing of Merger Agreement subject to warrants	11.14%
As of December 31, 2022, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$76,423	$76,423
The observable input of quoted prices for ADEX on the issuance dates and December 31, 2022 were as follows:

Date	ADEX Share Price
October 9, 2022	$9.91
December 31, 2022	$10.11
The unobservable inputs on the issuance dates and December 31, 2022 were as follows:

October 9 -December 31, 2022
Management estimate of number of shares outstanding at closing	67,867,422
Management estimate of probability of Merger Agreement not being consummated	de minimis
Percentage of common shares at closing of Merger Agreement subject to warrants	11.14%
A summary of the changes in the Company’s warrant liability measured at fair value using significant observable inputs (Level 3) as of September 30, 2023 and December 31, 2022, respectively, was as follows:

	September 30,	December 31,
	2023	2022
Warrant liability, beginning balance	$76,423	$29,820
Change in fair value	4,598	(15,770)
Modification of warrants	—	5,379
Gain on termination of warrants	—	(139)
Issuance/cancellation of warrants	13,747	57,133

Warrant liability, ending balance	$94,768	$76,423

For the nine months ended September 30, 2023 and 2022, the Company recognized a loss of $
4,598
and $513 on the change in fair value of the warrant liability, respectively. The Company recorded a warrant issuance of $13,747 for the nine months ended September 30, 2023.
Non-recurring
fair value measurements
Cryptocurrencies
The Company tests cryptocurrency assets for impairment daily based upon Level 1 inputs, specifically, the lowest of day spot prices. The last impairment date for the Company’s cryptocurrency holdings during the nine months ended September 30, 2023 and 2022 was September 30, 2023 and 2022, respectively. The Company measures the amount of impairment loss by comparing the fair value of the cryptocurrency assets to their carrying value on an awarded basis. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted. The Company’s cryptocurrency holdings had an outstanding carrying balance of approximately $134 as of September 30, 2023, net of impairment losses incurred of $273 for the nine months ended. Per the development and operation agreement, the Company held cryptocurrency of $59 as of September 30, 2023, to be paid the future months.
Mining and Other Related Equipment
Whenever events or changes in circumstances dictate, or, minimally, on a quarterly basis, the Company tests its miners and other related equipment for impairment. Miners and the equipment associated with the miners are considered fully impaired if they are no longer usable or no longer contributing to the Company’s hash rate. For the nine months ended September 30, 2023 and 2022, the Company recorded no impairment associated with its mining and other related equipment. For the nine months ended September 30, 2023, the Company performed impairment testing of its mining and related revenue generating equipment. The price of bitcoin and related miner prices increased by 52% year over year and the undiscounted cash flows used in the recoverability test were more than the carrying amount of the long-lived asset group, which resulted in no impairment of the asset group as the carrying amount of the long-lived asset group was less than its fair value.

12. Fair Value Hierarchy
Recurring fair value measurements
As of December 31, 2022, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$76,423	$76,423
The fair value of the warrant liability as of October 9, 2022 (see Note 11) and at the dates of issuance and as of December 31, 2022 were determined via the fair value assessment method and included multiplying the related fixed percent of total equity value by the estimated number of shares upon immediate close of the transaction and multiplied the quoted market price of ADEX. The observable input of quoted prices for ADEX on the issuance dates and December 31, 2022 were as follows:

Date	ADEX Share Price
October 9, 2022	$9.91
November 3, 2022	$9.96
November 8, 2022	$9.97
November 9, 2022	$9.97
November 15, 2022	$9.98
November 16, 2022	$9.99
November 18, 2022	$10.00
November 28, 2022	$10.01
December 1, 2022	$10.03
December 2, 2022	$10.03
December 30, 2022	$10.11
December 31, 2022	$10.11
The unobservable inputs on the issuance dates and December 31, 2022 were as follows:

October 9 - December 31, 2022
Management estimate of number of shares outstanding at closing . . . . . . . . . . . . . . . . . . . . .	67,867,422
Management estimate of probability of Merger Agreement not being consummated .	de minimis
Percentage of common shares at closing of Merger Agreement subject to warrants	11.14%
As of December 31, 2021, the fair value of the warrant liability measured on a recurring basis was as follows:

	Level 1	Level 2	Level 3	Total
Warrant Liability	$—	$—	$29,820	$29,820
The fair value of the warrant liability (see Note 11) at the date of issuance in 2021 was determined via the Black
Scholes option pricing model, which assumes the volatility rate, risk-free rate, expected dividend yield, and expected term.
The assumptions used to measure the fair value of the warrant liability as of the date of issuance and as of
December 31, 2021, respectively were as follows:

December 31, 2021
Volatility Rate	45.0%
Risk-free rate	1.28%
Expected dividend yield	0.00%
Expected term	5.25
The following table presents information as of December 31, 2021 about significant unobservable inputs (Level 3) used in the valuation of liabilities measured at fair value in 2021:

Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Inputs
Warrant Liability	$29,280	Black Scholes	Expected volatility, fair value of member unit
A summary of the changes in the Company’s warrant liability measured at fair value using significant unobservable inputs (Level 3) in 2021 and using observable inputs (Level 2) as of December 31, 2022 was as follows:

Warrant liability as of December 31, 2020	$—
Warrants issued	29,234
Change in fair value	586

Warrant liability as of December 31, 2021	29,820

Change in fair value	(15,770)
Issuance of warrants	57,133
Modification of warrants	5,379
Issuance of warrant	(139)

Warrant liability as of December 31, 2022	$76,423

For the years ended December 31, 2022 and 2021, the Company recognized a gain of $22,948 and a loss of $(
586
) on the change in fair value of the warrant liability and warrant derivative, respectively.
Non-recurring
fair value measurements
Cryptocurrencies
The Company tests cryptocurrency assets for impairment daily based upon Level 1 inputs, specifically, the exchange-quoted price of the cryptocurrency. The last impairment date for the Company’s cryptocurrency holdings during year ended December 31, 2022 and 2021 was December 31, 2022 and 2021, respectively. The Company’s cryptocurrency holdings had an outstanding carrying balance of approximately $51 as of December 31, 2022, net of impairment losses incurred of $6,026 for the twelve months ended. Per the development and operation agreement, the Company held cryptocurrency of $35 as of December 31, 2022, to be paid the next month.
As of December 31, 2021, the Company’s cryptocurrency holdings had an outstanding carrying balance of approximately $15,050, net of impairment losses incurred of $7,308 for the year ended December 31, 2021.
Mining and Other Related Equipment
Whenever events or changes in circumstances dictate, or, minimally, on a quarterly basis, the Company tests its miners and other related equipment for impairment. Miners and the equipment associated with the miners are considered fully impaired if they are no longer usable or no longer contributing to the Company’s hash rate. For the year-ended December 31, 2022 and 2021, the Company recorded impairment associated with its mining and other related equipment of $95 and $424. For the year ended December 31, 2022, the Company performed impairment testing of its mining and related revenue generating equipment. Due to the decline in the price of bitcoin and related miner prices by a decline of 65% year over year. The undiscounted cash flows used in the recoverability test were less than the carrying amount of the long-lived asset group, and the Company was required to determine the fair value of the long-lived asset group. The final impairment test using fair value resulted in no impairment of the asset group as the carrying amount of the long-lived asset group was less than its fair value.

ADIT EDTECH ACQUISITION CORP [Member]
Fair Value Hierarchy
NOTE 6. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$523,440	$—	$—	$523,440

	$523,440	$—	$—	$523,440

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$459,236	$—	$—	$459,236

	$459,236	$—	$—	$459,236
Cash held in Trust Account
As of September 30, 2023 and December 31, 2022, the Company’s Trust Account consisted of approximately $21.5 million and $25.0 million, respectively, in cash.
Warrant liability—Private Placement Warrants
The estimated fair value of the Private Placement Warrants was determined using Level 3 inputs. Inherent in a Monte-Carlo simulation model are assumptions related to expected stock-price volatility (pre-merger and
post-merger), expected term, dividend yield and risk-free interest rate. The Company estimates the volatility of its common stock based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury Constant Maturity similar to the expected remaining life of the Private Placement Warrants. The expected life of the Private Placement Warrants is simulated based on management assumptions regarding the timing and likelihood of completing a Business Combination. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The assumptions used in calculating the estimated fair values represent the Company’s best estimate. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at September 30, 2023 and December 31, 2022:

Input	September 30, 2023	December 31, 2022
Expected term (years)	0.83	0.91
Expected volatility	4.7%	8.3%
Risk-free interest rate	5.48%	4.74%
Stock price	$10.67	$10.11
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50
The following table sets forth a summary of the changes in the Level 3 fair value classification:

Warrant Liability
Fair value as of December 31, 2021	$5,044,441
Change in fair value	(1,747,419)
Fair value as of March 31, 2022	3,297,022
Change in fair value	(2,923,321)
Fair value as of June 30, 2022	373,701
Change in fair value	(37,956)
Fair value as of September 30, 2022	$335,745
Fair value as of December 31, 2022	$459,236
Change in fair value	151,444
Fair value as of March 31, 2023	610,680
Change in fair value	21,810
Fair value as of June 30, 2023	632,490
Change in fair value	(109,050)
Fair value as of September 30, 2023	$523,440

NOTE 6. Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$459,236	$—	$—	$459,236

	$459,236	$—	$—	$459,236

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$5,044,441	$—	$—	$5,044,441

	$5,044,441	$—	$—	$5,044,441

Cash and securities held in Trust Account
As of December 31, 2022, investment in the Company’s Trust Account consisted of approximately $25.0 million, in cash. As of December 31, 2021, investment in the Company’s Trust Account consisted of approximately $1,000 in U.S. Money Market funds and approximately $276.1 million, in U.S. Treasury securities. The Company classifies its U.S. treasury securities as held-to-maturity in
accordance with ASC 320, “Investments — Debt and Equity Securities.”
Held-to-maturity treasury
securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months
 but less than
one year
 to be short-term investments. The carrying value approximates the fair value due to its short-term maturity.
The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2022 and 2021 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
Cash	$25,041,388	$—	$—	$25,041,388

	$25,041,388	$—	$—	$25,041,388

	Carrying Value/ Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Money Market	$979	$—	$—	$979
U.S. Treasury Securities	276,114,465	4,535	—	276,119,000

	$276,115,444	$4,535	$—	$276,119,979

Warrant liability - Private Placement Warrants
The estimated fair value of the Private Placement Warrants was determined using Level 3 inputs. Inherent in a Monte-Carlo simulation model are assumptions related to expected stock-price volatility (pre-merger and
post-merger), expected term, dividend yield and risk-free interest rate. The Company estimates the volatility of its common stock based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury Constant Maturity similar to the expected remaining life of the Private Placement Warrants. The expected life of the Private Placement Warrants is simulated based on management assumptions regarding the timing and likelihood of completing a Business Combination. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The assumptions used in calculating the estimated fair values represent the Company’s best estimate. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at December 23, 2021:

Input	December 23, 2021
Expected term (years)	5.43
Expected volatility	13.20%
Risk-free interest rate	1.21%
Stock price	$9.88
Dividend yield	0.00%
Exercise price	$11.50

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at December 31, 2022 and December 31, 2021:

Input	December 31, 2022	December 31, 2021
Expected term (years)	0.91	5.40
Expected volatility	8.3%	11.70%
Risk-free interest rate	4.74%	1.20%
Stock price	$10.11	$9.90
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50

The following table sets forth a summary of the changes in the Level 3 fair value classification:

Warrant Liability
Fair value as of December 31, 2021	$5,044,441
Change in fair value	(4,585,205)
Fair value as of December 31, 2022	$459,236